Intangibles (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Intangibles (Textual)
Amortization expense, description			Approximately $21,000 per year for fiscal year 2019 through 2023 based upon the two current license agreements.
Amortization expense	$ 5,311	$ 4,265	$ 16,291	$ 13,368	$ 17,633